COVER LETTER

October 8, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the Select PIMCO Total Return Fund, Select Strategic Bond Fund, Select Diversified Value Fund, Select Fundamental Value Fund, Select Large Cap Value Fund, MM S&P 500® Index Fund, Select Focused Value Fund, Select Growth Opportunities Fund, Select Mid-Cap Value Fund, Select Small Cap Value Equity Fund, Select Small Company Value Fund, MM S&P® Mid Cap Index Fund, MM Russell 2000® Small Cap Index Fund, Select Mid Cap Growth Equity II Fund, Select Small Cap Growth Equity Fund, Select Diversified International Fund, MM MSCI EAFE® International Index Fund, and the Select Overseas Fund dated April 1, 2014, as filed under Rule 497(e) on September 26, 2014. The purpose of this filing is to submit the 497(e) filing dated September 26, 2014 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds